Lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 3,763,230	$ 3,600,232
Total	6,646,163	5,267,210
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	2,882,933	1,666,978
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	1,464,200	1,191,547
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	1,294,278	1,298,897
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 1,004,752	$ 1,109,788